Significant Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2018
Significant Related Party Transactions [Line Items]
Percentage of outstanding	63.00%
Percentage of shares outstanding	30.70%
Loan amount	$ 75,000		$ 375,000
Percentage of interest acquired	100.00%
Total outstanding amount	$ 75,000
Percentage of interest		8.90%		3.00%
Interest amounted	6,841	$ 10,137
Lifezone Metals Limited [Member]
Significant Related Party Transactions [Line Items]
Paid amount	55,000
Lifezone Limited [Member]
Significant Related Party Transactions [Line Items]
Paid amount	19,583	29,375
Kabanga Nickel Limited [Member]
Significant Related Party Transactions [Line Items]
Paid amount	$ 19,583	$ 29,375
Kelltech Limited [Member] | Convertible instruments [member]
Significant Related Party Transactions [Line Items]
Percentage of interest acquired	50.00%
KTSA [Member] | Convertible instruments [member]
Significant Related Party Transactions [Line Items]
Percentage of interest acquired	33.33%